BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Activity in allowance for doubtful accounts
Activity in the allowance for doubtful accounts was as follows (in millions):

Year Ended December 31,	2015	2014	2013
Balance at beginning of year	$331	$61	$53
Net charges to costs and expenses[1]	45	308	30
Write-offs	(10)	(13)	(14)
Other[2]	(14)	(25)	(8)
Balance at end of year	$352	$331	$61

[1]	The increase in 2014 was primarily related to concentrate sales receivables from our bottling partner in Venezuela. See Hyperinflationary Economies discussion below for additional information.
[2] Other includes foreign currency translation and the impact of transferring certain assets to assets held for sale. See Note 2.